FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2025
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF PARENT COMPANY FINANCIAL STATEMENTS

	As of September 30,
	2025	2024
ASSETS
CURRENT ASSETS
Cash	$45,665	$414
Acquisition deposit
Due from subsidiaries	23,402,786	10,625,991
Prepaid expenses and other current assets	2,374,808	5,474,580
TOTAL CURRENT ASSETS	25,823,259	16,100,985

NON-CURRENT ASSETS
Investment in subsidiaries	31,727,421	27,805,706
TOTAL NON-CURRENT ASSETS	31,727,421	27,805,706

TOTAL ASSETS	$57,550,680	$43,906,691

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A Ordinary shares ($0.025 par value, 1,000,000,000 shares authorized, 6,086,971 and 77,149 shares issued and outstanding as of September 30, 2025 and 2024, respectively)	152,174	1,928
Class B Ordinary shares ($0.001 par value, 50,000,000 shares authorized, 2,041,839 shares issued and outstanding as of September 30, 2025 and 2024)	2,042	2,042
Additional paid-in capital	40,791,764	25,005,100
Retailed earnings	19,480,271	21,475,039
Accumulated other comprehensive loss	(2,875,571)	(2,577,418)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	$57,550,680	$43,906,691

TOTAL LIABILITIES AND BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	$57,550,680	$43,906,691

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended September 30,
	2025	2024	2023
Selling expenses	$(304,352)	$-	$-
General and administrative expenses	(1,554,078)	(1,672,772)	(846,930)
Research and development expenses	(434,976)	-	-
Total operating expenses	(2,293,406)	(1,672,772)	(846,930)

Interest (expense) income	(1,001)	-	2
Equity in (losses) earnings of subsidiaries and VIEs	299,639	2,070,944	5,442,910

Net (loss) income attributable to Bon Natural Life Limited	(1,994,768)	398,172	4,595,982
Foreign currency translation adjustment	(298,153)	1,104,027	(1,050,274)
Comprehensive income attributable to Bon Natural Life Limited	$(2,292,921)	$1,502,199	$3,545,708

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(1,994,768)	$398,172	$4,595,982
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(299,639)	(2,070,944)	(5,442,910)
Amortization of stock-based compensation	-	848,445	131,092
Issuance of ordinary and warrants shares for services	1,393,573	471,395	218,304
Allowance for doubt accounts	-	1,000,000	-
Changes in operating assets and liabilities:
Payables due to subsidiaries	(12,826,599)	(750,021)	(1,596,032)
Prepaid expenses and other current assets	3,099,772	(5,497,500)	65,669
Net cash used in operating activities	(10,627,661)	(5,600,453)	(2,027,895)

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit	-	-	-
Net cash used in investing activities	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares	10,672,912	5,600,000	2,027,544
Proceeds from exercise of stock options	-	-	-
Cash let to subsidiaries and VIEs	-	-	-
Net cash provided by financing activities	10,672,912	5,600,000	2,027,544

Changes in cash	45,251	(453)	(354)

Cash at the beginning of the year	414	867	1,221

Cash at the end of the year	$45,665	$414	$867